Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events

On March 8, 2011, the Company and its wholly-owned subsidiary Primo Refill Canada Corporation (“Primo Canada”) entered into an Asset Purchase Agreement with Culligan of Canada, Ltd. (the “Seller”) and Culligan International Company (“Culligan International” and together with the Seller, the “Culligan Parties”), pursuant to which Primo Canada purchased certain of the Seller's assets related to its bulk water exchange business currently conducted in Canada (the “Canada Bulk Water Exchange Business”). The purchase price for the Canada Bulk Water Exchange Business was approximately $5,391, which consisted of a cash payment of approximately $1,575 and the issuance of 307 shares of the Company's common stock having a value of approximately $3,816 (based upon a price per share equal to the average of the closing price of the Company's common stock for the 20 most recent trading days prior to the closing date), and the assumption of certain specified liabilities (the “Canada Bulk Water Transaction”). The Canada Bulk Water Transaction was intended to be effective from an economic standpoint as of December 31, 2010 and, as a result, the cash portion of the purchase price was reduced by approximately $60, which the parties mutually agreed represented a reasonable approximation of the net earnings of the Canada Bulk Water Exchange Business between January 1, 2011 and March 8, 2011. The Canada Bulk Water Exchange Business provides refill and delivery of water in 18-liter containers to commercial retailers in Canada for resale to consumers.

On March 8, 2011, the Company and its wholly-owned subsidiary Primo Products, LLC (“Primo Products”) entered into an Asset Purchase Agreement with Omnifrio Beverage Company, LLC (“Omnifrio”). The Omnifrio Asset Purchase Agreement provides that, upon the terms and subject to the conditions therein, Primo Products will purchase certain of Omnifrio's intellectual property and other assets (the “Omnifrio Single-Serve Beverage Business”) for a purchase price of up to $13,150, which consists of:

●	a cash payment at closing of $2,000;

●
the issuance at closing of 501 shares of the Company's common stock having a value of $6,150 (based upon a price per share equal to the average of the closing price of the Company's common stock for the 20 most recent trading days prior to the date of the Omnifrio Purchase Agreement);

●	a cash payment of $2,000 on the 15-month anniversary of the closing date (subject to the Company's setoff rights in the Omnifrio Purchase Agreement);

●	up to $3,000 in cash milestone payments; and

●	the assumption of certain specified liabilities relating to the Omnifrio Single-Serve Beverage Business.